VELA FUNDS

(the “Trust”)

VELA Small-Mid Cap Fund

(the “Fund”)

(a series of VELA Funds)

Supplement dated December 12, 2025 to the Prospectus, Summary Prospectus, and

Statement of Additional Information

each dated December 13, 2025

Effective December 13, 2025, all references to Class A Shares of the Fund are removed from the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information. Only Class I Shares of the Fund are available for sale.

* * * * *

This supplement should be read in conjunction with the Prospectus, Summary Prospectus, and Statement of Additional Information each dated December 13, 2025.

Please retain this supplement for future reference.

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